UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Calypso Capital Management, LP
Address:  135 East 57 street
           New York, NY 10022

13 File Number: 028-11557

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      Deena Novick, Esq.
Title:     CCO
Phone:     212-371-4063
Signature, Place and Date of Signing:

Deena Novick, New York, NY, November 15, 2011


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    24

Form 13F Information Table Value Total:    182457



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
                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D CABLEVISION SYS CORP COM STK	 OPTIONS - CALLS  99ODCVKY1     3421	217500 SH   CALL  SOLE	        	0	0    217500
D CABLEVISION SYS CORP COM STK	 OPTIONS - CALLS  99ODCVKZ8     1425	90600  SH   CALL  SOLE	        	0	0    90600
D CABLEVISION SYS CORP COM STK	 OPTIONS - CALLS  99ODKW0L0     1227	78000  SH   CALL  SOLE	        	0	0    78000
D CABLEVISION SYS CORP COM STK	 OPTIONS - CALLS  99ODCKW0M8    1273	80900  SH   CALL  SOLE	        	0	0    80900
D CABLEVISION SYS CORP COM STK	 OPTIONS - CALLS  99ODNPGR2     2194	139500 SH   CALL  SOLE	        	0	0    139500
D CURRENCY SHARES BRITISH POUND E OPTIONS - PUTS  99ODRNCQ9    3868      25000 SH   PUT   SOLE			0	0   25000
D CURRENCY SHARES BRITISH POUND E  OPTIONS - PUTS 99ODNCW6     11605     75000 SH   PUT   SOLE			0	0   75000
D CURRENCY SHARES BRITISH POUND E  OPTIONS - PUTS 99ODRNCX4    7736     50000  SH   PUT   SOLE			0	0   50000
D DRESSER-RAND GROUP INC COM	 OPTIONS - CALLS  99ODRF1R6    11251   277600  SH   CALL  SOLE			0	0   277600
D NEXEN INC COM			 COMMON STOCK	  65334H102    10019   646835  SH 	  SOLE			0	0   646835
D NEXEN INC COM			 OPTIONS - CALLS  99ODS9N38	1549   100000  SH   CALL  SOLE			0	0   100000
D NEXEN INC COM			 OPTIONS - CALLS  99ODS9N46	223     14400  SH   CALL  SOLE			0	0   14400
D QEP RESOURCES			 COMMON STOCK	  74733V100    10511   388300  SH	  SOLE			0	0   388300
D SCHLUMBERGER LTD USD .01 COM   COMMON STOCK	  806857108    5973   100000   SH	  SOLE			0	0   100000
D SIGNET JEWELERS LTD COM STK    COMMON STOCK	  G81276100    4948   146401   SH	  SOLE			0	0   146401
D SOUTHWESTERN ENERGY COMPANY (D COMMON STOCK	  845467109    4500   135000   SH	  SOLE			0	0   135000
D SOUTHWESTERN ENERGY COMPANY (D OPTIONS - CALLS  99ODSSPH3	833   25000    SH   CALL  SOLE			0	0   25000
D SOUTHWESTERN ENERGY COMPANY (D OPTIONS - CALLS  99ODSSPJ9	1387  41600    SH   CALL  SOLE			0	0    41600
D SOUTHWESTERN ENERGY COMPANY (D OPTIONS - CALLS  99ODSSPK6	1443  43300    SH   CALL  SOLE			0	0    43300
D SPDR S&P 500 ETF TRUST	 OPTIONS - PUTS	  99ODJTV27	33945 300000   SH    PUT  SOLE			0	0    300000
D SPDR S&P 500 ETF TRUST	 OPTIONS - PUTS	  99ODJTV35    35280  311800   SH    PUT  SOLE			0	0   311800
D ULTRA PETROLEUM CORP COM	 COMMON STOCK	  903914109    8316   300000   SH 	  SOLE			0	0   300000
D ULTRA PETROLEUM CORP COM	 OPTIONS - CALLS  99ODSYMK6	416    15000   SH   CALL  SOLE			0	0    15000
D VIRGIN MEDIA INC COM STK	 COMMON STOCK     92769L101	19114  784980  SH   	  SOLE			0	0   784980
S REPORT SUMMARY                 24 DATA RECORDS             182457        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED